Notes Receivable, Net	12 Months Ended
Dec. 31, 2025
Notes Receivable, Net [Abstract]
NOTES RECEIVABLE, NET

5. NOTES RECEIVABLE, NET

Notes receivable and the allowance for credit losses consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Notes receivable	25,592	-	-
Less: allowance for credit losses	-	-	-
Notes receivable, net	25,592	-	-